Operating Segments	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Operating Segments [Abstract]
Operating Segments

Note 8. Operating Segments

The Company maintains two active operating segments: BioTherapeutics and Vaccines/BioDefense. Each segment includes an element of overhead costs specifically associated with its operations, with its corporate shared services group responsible for support functions generic to both operating segments.

	Three Months Ended June 30,
	2015	2014
Contract/Grant Revenue
Vaccines/BioDefense	$1,099,827	$1,321,385
BioTherapeutics	—	96,863
Total	$1,099,827	$1,418,248

Income (Loss) from Operations
Vaccines/BioDefense	$302,531	$264,810
BioTherapeutics	(1,383,167)	(650,477)
Corporate	(954,115)	(1,310,164)
Total	$(2,034,751)	$(1,695,831)
Amortization and Depreciation Expense
Vaccines/BioDefense	$9,941	$9,809
BioTherapeutics	49,866	49,072
Corporate	1,924	1,526
Total	$61,731	$60,407

Other Income / (Expense), Net
Corporate	$(1,942,943)	$747,314

Share-Based Compensation
Vaccines/BioDefense	$19,344	$10,450
BioTherapeutics	30,179	33,135
Corporate	87,640	77,672
Total	$137,163	$121,257

	Six Months Ended June 30,
	2015	2014
Contract/Grant Revenue
Vaccines/BioDefense	$1,902,141	$2,198,430
BioTherapeutics	13,972	130,415
Total	$1,916,113	$2,328,845

Income (Loss) from Operations
Vaccines/BioDefense	$387,212	$404,214
BioTherapeutics	(2,148,043)	(1,686,068)
Corporate	(1,832,187)	(2,003,886)
Total	$(3,593,018)	$(3,285,740)

Amortization and Depreciation Expense
Vaccines/BioDefense	$19,727	$19,744
BioTherapeutics	98,240	99,011
Corporate	3,690	3,739
Total	$121,657	$122,494

Other Income / (Expense), Net
Corporate	$(4,953,998)	$(994,485)

Share-Based Compensation
Vaccines/BioDefense	$43,936	$20,900
BioTherapeutics	59,435	109,256
Corporate	175,817	167,763
Total	$279,188	$297,919

	As of June 30, 2015	As of December 31, 2014

Identifiable Assets
Vaccines/BioDefense	$945,991	$1,025,220
BioTherapeutics	113,916	204,308
Corporate	4,306,282	5,724,720
Total	$5,366,189	$6,954,248

Note 10. Operating Segments

The Company maintains two active operating segments: BioTherapeutics and Vaccines/BioDefense. Each segment includes an element of overhead costs specifically associated with its operations, with its corporate shared services group responsible for support functions generic to both operating segments.

	For the Years Ended December 31,
	2014	2013
Revenues
Vaccines/BioDefense	$6,756,388	$3,003,822
BioTherapeutics	286,628	220,330
Total	$7,043,016	$3,224,152

Income (loss) from Operations
Vaccines/BioDefense	$807,164	$(1,666,130)
BioTherapeutics	(7,674,381)	(3,069,998)
Corporate	(3,894,132)	(2,420,414)
Total	$(10,761,349)	$(7,156,542)

Amortization and Depreciation Expense
Vaccines/BioDefense	$39,625	$37,981
BioTherapeutics	199,196	190,033
Corporate	6,966	2,057
Total	$245,787	$230,071

Interest Income
Corporate	$1,310	$1,960

Stock-Based Compensation
Vaccines/BioDefense	$114,920	$80,432
BioTherapeutics	193,926	250,431
Corporate	411,304	472,197
Total	$720,150	$803,060

	As of December 31,
	2014	2013

Identifiable Assets
Vaccines/BioDefense	$1,025,220	$1,870,414
BioTherapeutics	204,308	386,721
Corporate	5,724,720	6,008,320
Total	$6,954,248	$8,265,455